Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer and Supplier Concentrations (Details) [Line Items]
Description of risk factors		Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.
Concentration risk, percentage		10.00%
Total revenues, percentage		16.00%
Accounts receivable (in Dollars)		$ 46,633	$ 3,198,122
Total accounts receivable percentage			63.00%
One Customer [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total revenues, percentage	14.67%		16.00%
Accounts receivable (in Dollars)	$ 2,178,000
Total accounts receivable percentage	21.86%	49.60%
Accounts receivable percentage	18.08%
Two Customer [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total revenues, percentage	10.82%	11.00%	15.00%
Accounts receivable (in Dollars)	$ 636,639
Total accounts receivable percentage	6.39%	2.65%
Accounts receivable percentage	15.85%
Three Customer [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total revenues, percentage			10.00%
Accounts receivable percentage	11.58%
Four Customers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Accounts receivable percentage	10.24%